Investments (Tables)	12 Months Ended
Dec. 31, 2023
Investment property [abstract]
Schedule of Investments Classified as Amortized Cost	The following is a detail of such investments:

Fixed-rate
Corporate debt securities	2023		2022
Acquisition cost	Ps.	—	Ps.	21
Accrued interest		—		30
Bank deposits
Acquisition cost	Ps.	26,354	Ps.	—
Accrued interest		374		—
Total investments	Ps.	26,728	Ps.	51